Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
PRC Statutory income tax rates		25.00%	25.00%	25.00%
Change in valuation allowance		(16.90%)	(13.90%)	(23.20%)
Permanent book — tax difference		(6.10%)	(9.20%)	(2.00%)
Difference in EIT rates of certain subsidiaries		(2.50%)	(2.20%)	0.00%
Total	12.50%	(0.50%)	(0.30%)	(0.20%)